MINERAL PROPERTIES AND RELATED CONSTRUCTION - Borrowing costs capitalized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Capitalized borrowing costs, beginning of the year	$ 672,000
Interest earned on borrowed funds	(117,000)	$ (28,000)
Capitalized borrowing costs, end of the year	14,639,000	672,000
Camino Rojo Project Loan.
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	12,430,000	700,000
Fresnillo obligation
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	$ 1,654,000	$ 0